As filed with the Securities and Exchange Commission

on March 16, 2011

Securities Act File No. 33-51308

Investment Company Act File No. 811-7142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 60  ☒

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 62  ☒

(Check appropriate box or boxes)

Highland Funds II

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. R. Joseph Dougherty

c/o Highland Funds Asset Management, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Name and Address of Agent for Service)

Copies to:

Mr. Ethan Powell c/o Highland Funds Asset Management, L.P. NexBank Tower 13455 Noel Road, Suite 800 Dallas, Texas 75240	Gregory D. Sheehan, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

•	immediately upon filing pursuant to paragraph (b) of Rule 485 ☒

•	on January 28, 2011 pursuant to paragraph (b) of Rule 485 ☐

•	60 days after filing pursuant to paragraph (a)(1) of Rule 485 ☐

•	on (date) pursuant to paragraph (a)(1) of Rule 485 ☐

•	75 days after filing pursuant to paragraph (a)(2) of Rule 485 ☐

•	on (date) pursuant to paragraph (a)(2) of Rule 485 ☐

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.  ☐

Highland Emerging Markets Equity Fund, Highland High Yield Fund, Highland International Fixed Income Fund and Highland Small-Cap Growth Equity Fund, series of Registrant (the shares of) which are not currently being offered to the public, remain registered and unaffected by this post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 16th day of March, 2011.

HIGHLAND FUNDS II

By:	/s/ R. JOSEPH DOUGHERTY
R. Joseph Dougherty President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. JOSEPH DOUGHERTY R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer	March 16, 2011

/s/ TIMOTHY K. HUI* Timothy K. Hui	Trustee	March 16, 2011

/s/ SCOTT F. KAVANAUGH* Scott F. Kavanaugh	Trustee	March 16, 2011

/s/ JAMES F. LEARY* James F. Leary	Trustee	March 16, 2011

/s/ BRYAN A. WARD* Bryan A. Ward	Trustee	March 16, 2011

/s/ BRIAN D. MITTS Brian D. Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	March 16, 2011

/s/ ETHAN K. POWELL Ethan K. Powell	Secretary	March 16, 2011

*By:	/s/ ETHAN K. POWELL
Ethan K. Powell Attorney-in-Fact March 16, 2011

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase